Taxes - Significant components of deferred tax assets (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Operating Loss Carryforwards [Line Items]
Valuation allowance	$ (5,929,204)	$ (4,736,112)
US
Operating Loss Carryforwards [Line Items]
Deferred tax assets	5,837,074	4,704,833
Canada
Operating Loss Carryforwards [Line Items]
Deferred tax assets	53,134	640
Singapore
Operating Loss Carryforwards [Line Items]
Deferred tax assets	$ 38,996	$ 30,639